Goodwill and Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS

11. Goodwill and Intangible Assets

The Company tests goodwill and intangible assets for impairment annually as of December 31st, or more frequently whenever events or changes in circumstances indicate that the asset might be impaired. As the Company marketed CMI’s subsidiaries and the Company’s related assets for sale, management determined it was more likely than not that the fair value was less than the carrying value. Therefore, in 2020, the Company recorded an impairment loss of $4,663,514 related to goodwill in accordance with ASC 350-20-35, Intangibles – Goodwill and Other - Goodwill. Additionally, in 2020, the Company recorded an impairment loss of $334,195 related to indefinite-lived intangible assets in accordance with ASC 350-30-35 Intangibles – Goodwill and Other – General Intangibles Other Than Goodwill and an impairment loss of $27,023 related to intangible assets subject to amortization in accordance with ASC 360-10-35, Property, Plant, and Equipment. The fair value of CMI was the expected sales price, which management determined based on offers received and sales negotiations.

The carrying value of goodwill was $1,190,000 and $0, as of September 30, 2021 and December 31, 2020, respectively.

The following tables summarize information relating to the Company’s identifiable intangible assets, which are classified as held for sale, as of September 30, 2021 and December 31, 2020:

	September 30, 2021
	Estimated Useful Life (Years)	Gross Amount	Accumulated Amortization	Impairment	Carrying Value
Amortized
Customer relationships	6 years	$215,900	$(43,554)	$(27,023)	$145,323
Patent	10 years	873,263	(21,832)	-	851,431
Total amortized		1,089,163	(65,386)	(27,023)	996,754

Indefinite-lived
In-process research and development	Indefinite	3,209,000	-	-	3,209,000
Trademark/trade name	Indefinite	1,340,000	-	(167,723)	1,172,277
Developed manufacturing process	Indefinite	1,330,000	-	(166,472)	1,163,528
Total indefinite-lived		5,879,000	-	(334,195)	5,544,805

Total identifiable intangible assets		$6,968,163	$(65,386)	$(361,218)	$6,541,559

	December 31, 2020
	Estimated Useful Life (Years)	Gross Amount	Accumulated Amortization	Impairment	Carrying Value
Amortized
Customer relationships	6 years	$215,900	$(43,554)	$(27,023)	$145,323
Total amortized		215,900	(43,554)	(27,023)	145,323

Indefinite-lived
Trademark/trade name	Indefinite	1,340,000	-	(167,723)	1,172,277
Developed manufacturing process	Indefinite	1,330,000	-	(166,472)	1,163,528
Total indefinite-lived		2,670,000	-	(334,195)	2,335,805

Total identifiable intangible assets		$2,885,900	$(43,554)	$(361,218)	$2,481,128

Amortization expense, which is included in continuing operations, was $21,832 and $21,832 for the three and nine months ended September 30, 2021, respectively, and was $8,967 and $26,901 for the three and nine months ended September 30, 2020, respectively. Amortization expense included in discontinued operations was $8,967 and $26,901 for the three and nine months ended September 30, 2020, respectively.

11. GOODWILL AND INTANGIBLE ASSETS

The Company tests goodwill and intangible assets for impairment annually as of December 31st, or more frequently whenever events or changes in circumstances indicate that the asset might be impaired. As the Company marketed CMI for sale, management determined it was more likely than not that the fair value was less than the carrying value. Therefore, the Company recorded an impairment loss of $4,663,514 related to goodwill in accordance with ASC 350-20-35, Intangibles – Goodwill and Other - Goodwill. Additionally, the Company recorded an impairment loss of $334,195 related to indefinite-lived intangible assets in accordance with ASC 350-30-35 Intangibles – Goodwill and Other – General Intangibles Other Than Goodwill and an impairment loss of $27,023 related to intangible assets subject to amortization in accordance with ASC 360-10-35, Property, Plant, and Equipment. The fair value of CMI was the expected sales price, which management determined based on offers received and sales negotiations.

The carrying value of goodwill was $0 and $4,663,514 as of December 31, 2020 and 2019, respectively. Goodwill is classified as held for sale as Of December 31, 2019.

The following tables summarize information relating to the Company’s identifiable intangible assets, which are classified as held for sale, as of December 31, 2020 and 2019:

	December 31, 2020
	Estimated Useful Life (Years)	Gross Amount	Accumulated Amortization	Impairment	Carrying Value
Amortized
Customer relationships	6 years	$215,900	$(43,554)	$(27,023)	$145,323
Total amortized		215,900	(43,554)	(27,023)	145,323

Indefinite-lived
Trademark/trade name	Indefinite	1,340,000	-	(167,723)	1,172,277
Developed manufacturing process	Indefinite	1,330,000	-	(166,472)	1,163,528
Total indefinite-lived		2,670,000	-	(334,195)	2,335,805

Total identifiable intangible assets		$2,885,900	$(43,554)	$(361,218)	$2,481,128

	December 31, 2019
	Estimated Useful Life (Years)	Gross Amount	Accumulated Amortization	Impairment	Carrying Value
Amortized
Customer relationships	6 years	$215,900	$(16,653)	$-	$199,247
Total amortized		215,900	(16,653)	-	199,247

Indefinite-lived
Trademark/trade name	Indefinite	1,340,000	-	-	1,340,000
Developed manufacturing process	Indefinite	1,330,000	-	-	1,330,000
Total indefinite-lived		2,670,000	-	-	2,670,000

Total identifiable intangible assets		$2,885,900	$(16,653)	$-	$2,869,247

Amortization expense, which is included in discontinued operations, was $26,901 and $16,653 for the years ended December 31, 2020 and 2019, respectively. Amortization of intangible assets with a finite useful life ceased upon held-for-sale classification.